Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Cash and cash equivalents
34	Cash and cash equivalents

(a)	Cash and cash equivalents comprise:

	2022	2021
	RMB million	RMB million
Deposits in banks and other financial institution	1,173	1
Cash at bank and other financial institution and on hand	18,716	21,455

Cash and cash equivalents in the consolidated statement of financial position	19,889	21,456

The carrying amounts of the Group’s cash and cash equivalents are denominated in the following currencies:

	2022	2021
	RMB million	RMB million
RMB	17,864	20,457
USD	1,645	782
EURO	180	88
AUD	23	20
JPY	27	12
HKD	45	31
Others	105	66

	19,889	21,456

(b)	Reconciliation of loss before income tax to cash generated from operating activities

	Note	2022 RMB million	2021 RMB million	2020 RMB million
Loss before income tax		(31,550)	(13,910)	(15,195)

Adjustments for:
Depreciation and amortization	12	24,266	24,241	24,590
Impairment losses on property, plant and equipment	19	416	994	3,279
Impairment losses on right-of-use assets	21	33	1,585	682
Impairment losses on other assets	30	—	18	—
Disposal of subsidiaries		(215)	—	8
Disposal of associates		(42)	—	—
Credit losses	11	(3)	(1)	164
Share of associates’ results	24	13	(9)	776
Share of joint ventures’ results	25	(304)	(271)	(309)
Gain on disposal of property, plant and equipment and construction in progress	14	(300)	(363)	(57)
Changes in fair value of financial assets/ liabilities	28	388	309	(53)
Interest income		(457)	(675)	(322)
Interest expense	15	6,006	6,202	6,716
Dividends income from other non-current financial assets	26	(7)	(4)	(23)
Exchange loss/ (gain), net		3,496	(1,524)	(3,170)
Changes in working capital:
Decrease in inventories		187	108	133
Increase/ (decrease) in contract liabilities and other non-current liabilities		73	(85)	(134)
Decrease in sales in advance of carriage		(333)	(281)	(6,306)
Increase/ (decrease) in deferred benefits and gains	46	35	(44)	(64)
Decrease/ (increase) in operating receivables		1,364	(1,593)	1,408
Increase/ (decrease) in operating payables		2,741	580	(1,396)

Cash generated from operating activities		5,807	15,277	10,727

(c)	Reconciliation of liabilities arising from financing activities:

	Bank loans and other borrowings	Lease liabilities	Interest rate swaps (liabilities/ (asset))	Derivative component of convertible bonds	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
	(Note 36)	(Note 37)	(Note 27)	(Note 27)
At January 1, 2022	96,267	102,749	20	1,222	200,258
Changes from financing cash flows:

Proceeds from bank borrowings	75,429	—	—	—	75,429
Proceeds from ultra-short-term financing bills	27,500	—	—	—	27,500
Proceeds from corporate bonds	3,900	—	—	—	3,900
Repayment of bank borrowings	(36,359)	—	—	—	(36,359)
Repayment of ultra-short-term financing bills	(39,600)	—	—	—	(39,600)
Repayment of corporate bonds	(7,500)	—	—	—	(7,500)
Capital element of lease rentals paid(Note 34(d))	—	(21,960)	—	—	(21,960)

Total changes from financing cash flows	23,370	(21,960)	—	—	1,410

Exchange adjustments	(42)	3,497	—	—	3,455

Changes in fair value	—	—	(49)	486	437

Other changes:
Increase in lease liabilities from entering into new leases during the year (Note 52)	—	10,476	—	—	10,476
Amortization amount of convertible bonds	275	—	—	—	275
Impact of accrued interest expense	(90)	—	—	—	(90)

Total other changes	185	10,476	—	—	10,661

At December 31, 2022	119,780	94,762	(29)	1,708	216,221

	Bank loans and other borrowings RMB million	Lease liabilities RMB million	Interest rate swaps (liabilities/(assets)) RMB million	Derivative component of convertible bonds RMB million	Total RMB million
	(Note 36)	(Note 37)	(Note 27)	(Note 27)
At January 1, 2021	78,233	121,213	53	3,092	202,591

Changes from financing cash flows:
Proceeds from bank borrowings	76,910	—	—	—	76,910
Proceeds from ultra-short-term financing bills	82,500	—	—	—	82,500
Proceeds from corporate bonds	9,000	—	—	—	9,000
Repayment of bank borrowings	(70,437)	—	—	—	(70,437)
Repayment of ultra-short-term financing bills	(68,900)	—	—	—	(68,900)
Repayment of corporate bonds	(3,749)	—	—	—	(3,749)
Capital element of lease rentals paid (Note 34(d))	—	(21,613)	—	—	(21,613)

Total changes from financing cash flows	25,324	(21,613)	—	—	3,711

Exchange adjustments	—	(1,474)	—	—	(1,474)

Changes in fair value	—	—	(33)	269	236

Other changes:
Increase in lease liabilities from entering into new leases during the year (Note 52)	—	4,623	—	—	4,623
Conversion of convertible bonds to ordinary shares (Note 52)	(8,317)	—	—	(2,139)	(10,456)
Amortization amount of convertible bonds	456	—	—	—	456
Impact of accrued interest expense	571	—	—	—	571

Total other changes	(7,290)	4,623	—	(2,139)	(4,806)

At December 31, 2021	96,267	102,749	20	1,222	200,258

(d)	Total cash outflow for leases
Amounts included in the cash flow statement for leases comprise the following:

	2022 RMB million	2021 RMB million	2020 RMB million
Within operating cash flows	(5,054)	(5,794)	(6,528)
Within investing cash flows	(12)	(343)	(45)
Within financing cash flows	(21,960)	(21,613)	(20,670)

	(27,026)	(27,750)	(27,243)

These amounts relate to the following:

	2022 RMB million	2021 RMB million	2020 RMB million
Lease rentals paid	(27,014)	(27,407)	(27,198)
Acquisition of land use rights	(12)	(343)	(45)

	(27,026)	(27,750)	(27,243)